CAPITAL STOCK (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares
Statement [Line Items]
Balance, amount | $	$ 7,155,665		$ 17,645,242
Balance, amount | $	$ 3,522,277		$ 7,155,665
Balances, Shares	44,891,403	44,891,403
Common Stock [Member]
Statement [Line Items]
Balance, Shares	292,541,466	292,541,466	244,381,900	244,381,900
Balance, amount	$ 43,375,158		$ 36,218,116	$ 36,218,116
Private Placements, Shares			59,855,285	59,855,285
Private Placements, Amount | $				$ 6,162,534
Contingent consideration on acquisition of Cut+Sew amount | $		$ 131,184
Contingent consideration on acquisition of Cut+Sew (Note 11)	1,421,418	1,421,418
Share Issue Costs | $		$ (66,154)		$ 64,834
Share Issue Costs shsres	441,025	441,025
Rsus Exercised, Shares	4,808,966	4,808,966	3,304,281	3,304,281
Rsus Exercised, Amount		$ 523,029	$ 1,059,342
Conversion from Common to Proportionate Voting amount | $			$ 0
Conversion from Common to Proportionate Voting Shares			15,000,000	15,000,000
Balance, amount | $	$ 44,095,525		$ 43,375,158
Balances, Shares	299,212,875	299,212,875	292,541,466	292,541,466
Number of Proportionate Voting Shares [Member]
Statement [Line Items]
Balance, Shares	150,000	150,000
Conversion from Common to Proportionate Voting amount | $	$ 0
Conversion from Common to Proportionate Voting Shares	150,000	150,000
Balances, Shares	150,000	150,000	150,000	150,000